SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

20. SEGMENT INFORMATION

In its operation of the business, management, including the Company’s chief operating decision maker, who is also Chief Executive Officer, reviews the business as one segment. The Company currently ships its product to markets in the Americas, Europe Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”). Disaggregated revenue data for those markets is as follows (in thousands):

Revenue during the three months ended March 31, 2021

	Americas	EMEA	APAC	Total
Products	$5,854	$2,526	$1,931	$10,311
Services	705	215	82	1,002
Total	$6,559	$2,741	$2,013	$11,313

Revenue during the three months ended March 31, 2020

	Americas	EMEA	APAC	Total
Products	$902	$1,528	$264	$2,694
Services	327	323	41	691
Total	$1,229	$1,851	$305	$3,385

During the three months ended March 31, 2021 and 2020, the Company recognized the following revenue from service contracts and cloud-based software licenses over time, and hardware and consumable product shipments and subscription software at a point in time (in thousands):

	Three Months Ended
	March 31,
	2021	2020
Revenue recognized at a point in time	$10,311	$2,694
Revenue recognized over time	1,002	691
Total	$11,313	$3,385

The Company’s long-lived assets are substantially all located in the United States where the Company’s primary operations are located.

19. SEGMENT INFORMATION

In its operation of the business, management, including the Company’s chief operating decision maker, who is also Chief Executive Officer, reviews the business as one segment. The Company currently ships its product to markets in the Americas, Europe Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”). Disaggregated revenue data for those markets is as follows (in thousands):

Revenue during the year ended December 31, 2020

	Americas	EMEA	APAC	Total
Product	$5,250	$6,629	$1,839	$13,718
Services	1,415	1,159	178	2,752
Total	$6,665	$7,788	$2,017	$16,470

Revenue during the year ended December 31, 2019

	Americas	EMEA	APAC	Total
Product	$12,746	$8,430	$1,582	$22,758
Services	3,055	563	63	3,681
Total	$15,801	$8,993	$1,645	$26,439

During the years ended December 31, 2020 and 2019, the Company recognized the following revenue from service contracts and cloud-based software licenses over time, and hardware and consumable product shipments and subscription software at a point in time (in thousands):

	Years Ended
	December 31,
	2020	2019
Revenue recognized at a point in time	$13,718	$22,758
Revenue recognized over time	2,752	3,681
Total	$16,470	$26,439

The Company’s long-lived assets are substantially all located in the United States where the Company’s primary operations are located.